CONDENSED CONSOLIDATED UNAUDITED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Reserve for share-based payment [member]	Currency translation adjustments [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2024	$ 413	$ 157,597	$ 4,872	$ (2,188)	$ (98,381)	$ 62,313
IfrsStatementLineItems [Line Items]
Net profit and total comprehensive income for the period					3,134	3,134
Exercise of share-based payment into shares.	2	799	(801)
Cost of share-based payment			559			559
Expiration of share options		2	(2)
Reclassification of Warrants from liability		2,126				2,126
Ending balance, value at Jun. 30, 2025	415	160,524	4,628	(2,188)	(95,247)	68,132
Beginning balance, value at Dec. 31, 2025	430	162,221	3,506	(2,188)	(90,806)	73,163
IfrsStatementLineItems [Line Items]
Net profit and total comprehensive income for the period					5,000	5,000
Exercise of share-based payment into shares.	10	1,966	(1,976)
Cost of share-based payment			1,026			1,026
Ending balance, value at Jun. 30, 2026	$ 440	$ 164,187	$ 2,556	$ (2,188)	$ (85,806)	$ 79,189